GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 7:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

	2020	2019
Balance as of January 1	$981.9	$950.5
Acquisitions	20.3	31.4

Balance as of December 31	$1,002.2	$981.9

b.	Other intangible assets, net:
Net other intangible assets consisted of the following:

	Useful	December 31,
	Life	2020	2019
Original amount:
Core technology	8	$55.4	$53.5
Trademarks and trade names	15 – 20	25.5	25.5

		80.9	79.0

Accumulated amortization:
Core technology		20.0	15.4
Trademarks and trade names		22.4	20.8

		42.4	36.2

Other intangible assets, net:
Core technology		35.4	38.1
Trademarks and trade names		3.1	4.7

		$38.5	$42.8

Other intangible assets which were fully amortized as of the prior year, are disposed from the original amount and the accumulated amortization balances.
Core technology and Trademarks and trade names have a weighted-average remaining useful lives of 3.4 and 2.2 years, respectively.
The estimated future amortization expense of other intangible assets as of December 31, 2020 is as follows:

2021	$8.5
2022	7.4
2023	5.7
2024	5.4
2025	5.3
Thereafter	6.2

$38.5